Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Registrant Name	dei_EntityRegistrantName	HSBC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000798290
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 02, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 02, 2019
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019